FEDERATED HERMES MDT SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 30, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MDT SERIES (the “Registrant”)

Federated Hermes MDT All Cap Core Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes MDT Balanced Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes MDT Large Cap Growth Fund

Class A Shares

Class B Shares

Class C Shares

Institutional Shares

Federated Hermes MDT Small Cap Core Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes MDT Small Cap Growth Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

(Each the “Fund” or collectively, the “Funds”)

1933 Act File No. 333-134468
1940 Act File No. 811-21904

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2021, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 36 on September 24, 2021.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/George F. Magera
George F. Magera
Assistant Secretary